March 9, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Massachusetts Mutual Variable Annuity Separate Account 4

File No. 811-08619, CIK 0001052766

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners the 2017 annual reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The 2017 annual reports of the investment companies listed below are incorporated by reference.

Investment Company	CIK
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435
American Funds Insurance Series	0000729528
Blackrock Variable Series Fund II	0000355916
Variable Insurance Products Fund II	0000831016
Ivy Funds Variable Insurance Portfolios	0000810016
MML Series Investment Fund	0000067160
MML Series Investment Fund II	0001317146
Oppenheimer Variable Account Funds	0000752737
PIMCO Variable Insurance Trust	0001047304
Voya Investors Trust	0000837276

Very truly yours,

/s/ James M. Rodolakis

James M. Rodolakis

Vice President & Senior Counsel

Massachusetts Mutual Life Insurance Company